UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2016

MFS® SPECIAL VALUE TRUST

MFV-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Special Value Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The goal of the managed distribution policy is to provide shareholders with consistent and predictable cash flows. Such distributions, under certain circumstances, may exceed the fund’s total return performance. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. When total distributions exceed total return performance for the period, the difference reduces the fund’s total assets and net asset value per share and, therefore, could have the effect of increasing the fund’s expense ratio and reducing the amount of assets the fund has available for long term investment. In order to make these distributions, the fund may have to sell portfolio securities at less than opportune times. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® SPECIAL VALUE TRUST

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
PPG Industries, Inc.	1.7%
JPMorgan Chase & Co.	1.6%
Travelers Cos., Inc.	1.6%
NASDAQ, Inc.	1.6%
Texas Instruments, Inc.	1.5%
Danaher Corp.	1.3%
CVS Health Corp.	1.3%
U.S. Bancorp	1.3%
Aon PLC	1.3%
Accenture PLC, “A”	1.3%

Equity sectors
Financial Services	10.6%
Health Care	5.1%
Industrial Goods & Services	3.9%
Consumer Staples	3.1%
Basic Materials	2.9%
Technology	2.4%
Utilities & Communications	2.2%
Energy	2.2%
Special Products & Services	1.6%
Retailing	1.4%
Leisure	1.1%
Autos & Housing (o)	0.0%

Fixed income sectors (i)
High Yield Corporates	58.2%
Emerging Markets Bonds	2.2%
Investment Grade Corporates	1.6%
Floating Rate Loans	1.0%
Commercial Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
BBB	1.6%
BB	19.4%
B	29.5%
CCC	11.7%
CC	0.4%
C	0.2%
D	0.2%
Not Rated	0.1%
Non-Fixed Income	36.5%
Cash & Cash Equivalents	0.4%
Other (o)	(0.0)%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Effective on December 9, 2015, an investment policy of the fund was changed to provide that MFS normally invests a majority of the fund’s assets in debt instruments. This change allows the portfolio management team greater flexibility to increase the fund’s exposure to equity securities. The fund formerly had an investment policy that MFS normally will invest the fund’s assets primarily in debt instruments. Below are the fund’s investment objective, principal investment strategies and risks.

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the majority of fund’s assets in debt instruments, including below investment grade quality debt instruments. In addition, MFS normally invests a portion of the fund’s assets in equity securities.

MFS may invest the fund’s assets in foreign securities.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

The fund seeks to make a monthly distribution at an annual fixed rate of 10% of the fund’s average monthly net asset value.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s financial condition and market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate the structure of a debt instrument and its features or the valuation, price and earnings momentum, earnings quality and other factors of the issuer of an equity security may also be considered.

If approved by the fund’s Board of Trustees, the fund may use leverage through the issuance of preferred shares, borrowing from banks, and/or other methods of creating leverage, and investing the proceeds pursuant to its investment strategies.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Corporate Bonds: Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts (REITs), and depositary receipts for such securities.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities and swaps.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and may lead to periods of high volatility and reduced liquidity in the debt market.

Interest Rate Risk: The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Credit Risk: The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic instability, U.S. and foreign government action such as the imposition of currency or capital controls, economic and trade sanctions or embargoes, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Prepayment/Extension Risk: Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds, and municipal housing bonds, and certain derivatives, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Stock Market Risk: The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk: Changes in the financial condition of a company or other issuer, changes in specific market, economic, industry, political, regulatory, geopolitical, and

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Managed Distribution Plan Risk: The fund may not be able to maintain a monthly distribution at an annual fixed rate of up to 10% of the fund’s average monthly net asset value. If income from the fund’s investments is less than the amount needed to make a monthly distribution, portfolio investments may be sold to fund the distribution. Distributions that are treated as return of capital will have the effect of reducing the fund’s assets and could increase the fund’s expense ratio. If a portion of the fund’s distributions represents returns of capital over extended periods, the fund’s assets may be reduced over time to levels where the fund is no longer viable and might be liquidated.

Leveraging Risk: If the fund utilizes investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. The use of leverage is a speculative investment technique that results in greater volatility in the fund’s net asset value. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the issuance of preferred shares, or the creation of tender option bonds, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. If the investment income or gains earned from the investments purchased with the proceeds from the borrowings from a bank, the issuance of preferred shares, or the creation of tender option bonds, fails to cover the expenses of leveraging, the fund’s net asset value is likely to decrease more quickly than if the fund weren’t leveraged. In addition, the fund’s distributions could be reduced. The fund is currently required under the 1940 Act to maintain asset coverage of 200% on outstanding preferred shares and 300% on outstanding indebtedness. If asset coverage declines below those levels (as a result of market fluctuation or otherwise), the fund may be required to sell a portion of its investments at a time when it may be disadvantageous to do so. The expenses of leveraging are paid by the holders of common shares.

Certain transactions and investment strategies can result in leverage. Because movements in a fund’s share price generally correlate over time with the fund’s net asset value, the market price of a leveraged fund will also tend to be more volatile than that of a comparable unleveraged fund. The costs of an offering of preferred shares and/or borrowing program would be borne by shareholders.

Under the terms of any loan agreement, the fund may be required to, among other things, limit its ability to pay distributions in certain circumstances, incur additional debts, engage in certain transactions, and pledge some or all of its assets. Such agreements could limit the fund’s ability to pursue its investment strategies. The terms of any loan agreement could be more or less restrictive than those described.

Under guidelines generally required by a rating agency providing a rating for any preferred shares, the fund may be required to, among other things, maintain certain asset coverage requirements, restrict certain investments and practices, and adopt certain redemption requirements relating to preferred shares. Such agreements could

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

limit the fund’s ability to pursue its investment strategies. The guidelines imposed with respect to preferred shares by a rating agency could be more or less restrictive than those described.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the fund. If the value of a derivative does not change as expected relative to the value of the market or other indicator the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Anti-Takeover Provisions Risk: The fund’s declaration of trust includes provisions that could limit the ability of other persons or entities to acquire control of the fund, to convert the fund to an open-end fund, or to change the composition of the fund’s Board of Trustees. These provisions could reduce the opportunities for shareholders to sell their shares at a premium over the then-current market price.

Market Discount/Premium Risk: The market price of shares of the fund will be based on factors such as the supply and demand for shares in the market and general market, economic, industry, political or regulatory conditions. Whether shareholders will realize gains or losses upon the sale of shares of the fund will depend on the market price of shares at the time of the sale, not on the fund’s net asset value. The market price may be lower or higher than the fund’s net asset value. Shares of closed-end funds frequently trade at a discount to their net asset value.

Counterparty and Third Party Risk: Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions. At times, all or a large portion of segments of the market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk: MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 10.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 61.0%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$125,000	$131,838
Bombardier, Inc., 6.125%, 1/15/2023 (n)	155,000	134,850
Bombardier, Inc., 7.5%, 3/15/2025 (n)	40,000	35,800
CPI International, Inc., 8.75%, 2/15/2018	190,000	186,200
TransDigm, Inc., 6.5%, 7/15/2024	125,000	125,938

		$614,626
Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/2022	$60,000	$62,025

Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/2049	$220,000	$19,285
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025 (i)(z)	2,588	626
Morgan Stanley Capital I, Inc., FRN, 1.403%, 4/28/2039 (i)(z)	127,560	600

		$20,511
Automotive - 1.6%
Accuride Corp., 9.5%, 8/01/2018	$150,000	$127,875
Gates Global LLC, 6%, 7/15/2022 (n)	30,000	26,100
Goodyear Tire & Rubber Co., 6.5%, 3/01/2021	125,000	131,641
Goodyear Tire & Rubber Co., 7%, 5/15/2022	40,000	43,200
Lear Corp., 4.75%, 1/15/2023	80,000	82,800
Lear Corp., 5.25%, 1/15/2025	50,000	53,125
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	200,000	208,500

		$673,241
Broadcasting - 1.5%
Activision Blizzard, Inc., 6.125%, 9/15/2023 (n)	$95,000	$103,431
AMC Networks, Inc., 5%, 4/01/2024	35,000	35,044
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	25,000	24,250
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	45,000	41,710
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	85,000	85,425
iHeartMedia, Inc., 9%, 3/01/2021	132,000	93,390
Liberty Media Corp., 8.5%, 7/15/2029	110,000	114,675
Liberty Media Corp., 8.25%, 2/01/2030	35,000	36,313
Netflix, Inc., 5.375%, 2/01/2021	70,000	74,025
Netflix, Inc., 5.875%, 2/15/2025	30,000	31,440

		$639,703

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - 2.1%
Allegion PLC, 5.875%, 9/15/2023		$43,000	$45,580
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		120,000	125,400
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		65,000	69,063
Building Materials Corp. of America, 5.375%, 11/15/2024 (n)		75,000	78,188
Building Materials Corp. of America, 6%, 10/15/2025 (n)		55,000	59,263
Gibraltar Industries, Inc., 6.25%, 2/01/2021		95,000	96,425
HD Supply, Inc, 5.75%, 4/15/2024 (n)		25,000	26,219
HD Supply, Inc., 7.5%, 7/15/2020		110,000	116,738
Headwaters, Inc., 7.25%, 1/15/2019		70,000	72,100
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		90,000	80,100
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		90,000	90,675

			$859,751
Business Services - 0.7%
Equinix, Inc., 4.875%, 4/01/2020		$55,000	$57,255
Equinix, Inc., 5.375%, 1/01/2022		25,000	26,125
Equinix, Inc., 5.375%, 4/01/2023		35,000	36,575
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		40,000	42,300
Iron Mountain, Inc., REIT, 6%, 8/15/2023		30,000	31,875
NeuStar, Inc., 4.5%, 1/15/2023		110,000	90,200

			$284,330
Cable TV - 4.2%
Altice Financing S.A., 7.875%, 12/15/2019 (n)		$200,000	$208,340
Altice Financing S.A., 6.625%, 2/15/2023 (n)		200,000	197,760
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/2021		60,000	62,088
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		70,000	71,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		115,000	120,606
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		25,000	25,594
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		115,000	117,735
DISH DBS Corp., 6.75%, 6/01/2021		60,000	61,813
DISH DBS Corp., 5%, 3/15/2023		90,000	82,350
DISH DBS Corp., 5.875%, 11/15/2024		30,000	28,155
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		60,000	49,200
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022		115,000	74,463
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		100,000	63,188
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		20,000	20,700
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		150,000	49,125
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	100,000	125,555
SIRIUS XM Radio, Inc., 4.25%, 5/15/2020 (n)		$10,000	10,188
SIRIUS XM Radio, Inc., 5.875%, 10/01/2020 (n)		10,000	10,375
SIRIUS XM Radio, Inc., 4.625%, 5/15/2023 (n)		85,000	84,150
SIRIUS XM Radio, Inc., 6%, 7/15/2024 (n)		50,000	52,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
SIRIUS XM Radio, Inc., 5.375%, 4/15/2025 (n)	$45,000	$46,013
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	200,000	206,000

		$1,767,553
Chemicals - 1.3%
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	$50,000	$54,750
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	55,000	46,063
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	115,000	89,125
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	50,000	38,250
The Chemours Co., 6.625%, 5/15/2023 (n)	65,000	56,875
Tronox Finance LLC, 6.375%, 8/15/2020	170,000	144,606
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	125,000	103,750

		$533,419
Computer Software - 0.1%
Syniverse Holdings, Inc., 9.125%, 1/15/2019	$40,000	$19,800
VeriSign, Inc., 4.625%, 5/01/2023	35,000	35,963

		$55,763
Computer Software - Systems - 0.4%
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	$115,000	$117,013
Western Digital Corp., 10.5%, 4/01/2024 (n)	65,000	63,213

		$180,226
Conglomerates - 1.8%
Amsted Industries Co., 5%, 3/15/2022 (n)	$125,000	$124,688
BC Mountain LLC, 7%, 2/01/2021 (n)	110,000	99,000
EnerSys, 5%, 4/30/2023 (n)	130,000	129,350
Enpro Industries, Inc., 5.875%, 9/15/2022	115,000	119,888
Entegris, Inc., 6%, 4/01/2022 (n)	165,000	169,950
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	145,000	123,975

		$766,851
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$125,000	$30,000

Consumer Products - 0.9%
Alphabet Holding Co., Inc., 7.75%, 11/01/2017	$30,000	$30,360
Elizabeth Arden, Inc., 7.375%, 3/15/2021	40,000	27,600
NBTY, Inc., 7.625%, 5/15/2021 (n)	65,000	66,463
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	55,000	56,238
Spectrum Brands, Inc., 6.375%, 11/15/2020	90,000	94,974
Spectrum Brands, Inc., 6.125%, 12/15/2024	10,000	10,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - continued
Spectrum Brands, Inc., 5.75%, 7/15/2025	$40,000	$42,426
Sun Products Corp., 7.75%, 3/15/2021 (n)	40,000	37,700

		$366,449
Consumer Services - 1.9%
ADT Corp., 6.25%, 10/15/2021	$165,000	$170,696
CEB, Inc., 5.625%, 6/15/2023 (n)	80,000	80,200
Garda World Security Corp., 7.25%, 11/15/2021 (n)	60,000	48,450
Garda World Security Corp., 7.25%, 11/15/2021 (n)	50,000	40,375
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	150,000	149,625
Interval Acquisition Corp., 5.625%, 4/15/2023 (n)	140,000	142,800
Monitronics International, Inc., 9.125%, 4/01/2020	145,000	123,613
Service Corp. International, 5.375%, 5/15/2024	50,000	53,250

		$809,009
Containers - 2.6%
Ardagh Packaging Finance PLC, 9.125%, 10/15/2020 (n)	$200,000	$210,250
Ball Corp., 5%, 3/15/2022	75,000	78,570
Berry Plastics Group, Inc., 5.5%, 5/15/2022	125,000	128,984
Berry Plastics Group, Inc., 6%, 10/15/2022 (n)	30,000	31,350
Multi-Color Corp., 6.125%, 12/01/2022 (n)	100,000	102,250
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	84,000	85,260
Reynolds Group, 5.75%, 10/15/2020	50,000	51,875
Reynolds Group, 8.25%, 2/15/2021	115,000	119,025
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	119,744
Sealed Air Corp., 5.125%, 12/01/2024 (n)	25,000	26,188
Signode Industrial Group, 6.375%, 5/01/2022 (n)	120,000	117,000

		$1,070,496
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/2021 (n)	$70,000	$15,050

Electronics - 0.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$95,000	$80,038
Advanced Micro Devices, Inc., 7%, 7/01/2024	65,000	48,913
Micron Technology, Inc., 5.875%, 2/15/2022	40,000	35,300
Micron Technology, Inc., 5.5%, 2/01/2025	85,000	68,850
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	40,000	41,800
Sensata Technologies B.V., 5%, 10/01/2025 (n)	40,000	40,200

		$315,101
Emerging Market Sovereign - 0.6%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$189,000
Republic of Venezuela, 7%, 3/31/2038	203,000	72,573

		$261,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 2.7%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)	$200,000	$500
Afren PLC, 15%, 4/25/2016 (a)(d)(p)	181,223	50,779
Baytex Energy Corp., 5.625%, 6/01/2024 (n)	45,000	34,200
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	90,000	35,325
Bonanza Creek Energy, Inc., 5.75%, 2/01/2023	25,000	9,250
Chaparral Energy, Inc., 7.625%, 11/15/2022 (d)	115,000	34,500
Chesapeake Energy Corp., 5.75%, 3/15/2023	85,000	47,600
Concho Resources, Inc., 5.5%, 4/01/2023	75,000	75,563
EP Energy LLC, 9.375%, 5/01/2020	70,000	45,632
EP Energy LLC, 7.75%, 9/01/2022	150,000	87,000
Halcon Resources Corp., 8.875%, 5/15/2021	75,000	16,125
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/2020 (a)(d)	15,000	1,500
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/2021	85,000	7,225
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/2021	55,000	4,813
Northern Blizzard Resources, Inc., 7.25%, 2/01/2022 (n)	47,000	41,125
Oasis Petroleum, Inc., 6.875%, 3/15/2022	105,000	93,713
QEP Resources, Inc., 5.25%, 5/01/2023	85,000	79,900
Range Resources Corp., 4.875%, 5/15/2025	50,000	46,313
RSP Permian, Inc., 6.625%, 10/01/2022	70,000	72,275
Sanchez Energy Corp., 6.125%, 1/15/2023	160,000	119,600
SM Energy Co., 6.5%, 11/15/2021	130,000	120,900
SM Energy Co., 6.125%, 11/15/2022	50,000	45,250
WPX Energy, Inc., 6%, 1/15/2022	85,000	76,500

		$1,145,588
Energy - Integrated - 0.1%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$30,000	$29,133

Entertainment - 0.8%
Carmike Cinemas, Inc., 6%, 6/15/2023 (n)	$45,000	$47,588
Cedar Fair LP, 5.25%, 3/15/2021	105,000	109,465
Cedar Fair LP, 5.375%, 6/01/2024	35,000	36,531
Cinemark USA, Inc., 5.125%, 12/15/2022	50,000	51,750
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	90,000	93,150

		$338,484
Financial Institutions - 3.1%
Aircastle Ltd., 5.125%, 3/15/2021	$40,000	$42,300
Aircastle Ltd., 5.5%, 2/15/2022	40,000	42,550
CIT Group, Inc., 5.25%, 3/15/2018	40,000	41,250
CIT Group, Inc., 6.625%, 4/01/2018 (n)	119,000	125,396
CIT Group, Inc., 5.5%, 2/15/2019 (n)	48,000	50,280
CIT Group, Inc., 5%, 8/15/2022	15,000	15,713
Credit Acceptance Corp., 6.125%, 2/15/2021	12,000	11,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
Credit Acceptance Corp., 7.375%, 3/15/2023	$60,000	$56,850
Icahn Enterprises LP, 6%, 8/01/2020	55,000	54,868
Icahn Enterprises LP, 5.875%, 2/01/2022	110,000	104,913
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	75,000	73,125
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	305,000	292,800
Navient Corp., 8%, 3/25/2020	135,000	141,750
Navient Corp., 5.875%, 3/25/2021	45,000	42,525
Navient Corp., 7.25%, 1/25/2022	95,000	93,575
Navient Corp., 6.125%, 3/25/2024	50,000	44,775
PHH Corp., 6.375%, 8/15/2021	65,000	56,225

		$1,290,325
Food & Beverages - 0.7%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$75,000	$78,188
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	25,000	23,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	50,000	52,875
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	115,000	119,888

		$274,201
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/2020 (n)	$75,000	$36,938
Tembec Industries, Inc., 9%, 12/15/2019 (n)	50,000	36,000

		$72,938
Gaming & Lodging - 2.5%
Boyd Gaming Corp., 6.375%, 4/01/2026 (n)	$25,000	$25,563
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	150,000	156,375
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	95,000	98,919
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,425
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	145,000	150,075
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	120,000	124,986
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	35,000	36,794
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	105,000	109,463
MGM Resorts International, 6.625%, 12/15/2021	90,000	95,850
MGM Resorts International, 6%, 3/15/2023	95,000	98,681
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	108,413
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	25,000	25,688

		$1,041,232
Industrial - 0.7%
Dematic S.A., 7.75%, 12/15/2020 (n)	$180,000	$177,750
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	105,000	106,313

		$284,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.2%
Centene Escrow Corp., 5.625%, 2/15/2021 (n)	$35,000	$36,838
Centene Escrow Corp., 6.125%, 2/15/2024 (n)	35,000	36,925

		$73,763
Machinery & Tools - 0.8%
CNH Industrial Capital LLC, 4.375%, 11/06/2020	$60,000	$59,625
H&E Equipment Services Co., 7%, 9/01/2022	145,000	146,450
Jurassic Holdings III, Inc., 6.875%, 2/15/2021 (n)	85,000	57,163
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	110,000	64,350

		$327,588
Major Banks - 1.1%
Bank of America Corp., FRN, 6.3%, 12/29/2049	$30,000	$31,425
Bank of America Corp., FRN, 6.1%, 12/29/2049	285,000	285,178
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	135,000	138,051

		$454,654
Medical & Health Technology & Services - 3.4%
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	$180,000	$162,900
Davita Healthcare Partners, Inc., 5%, 5/01/2025	110,000	110,000
Davita, Inc., 5.125%, 7/15/2024	45,000	45,797
HCA, Inc., 7.5%, 2/15/2022	150,000	169,875
HCA, Inc., 5.875%, 3/15/2022	20,000	21,850
HCA, Inc., 5%, 3/15/2024	65,000	67,275
HCA, Inc., 5.375%, 2/01/2025	60,000	61,350
HCA, Inc., 5.875%, 2/15/2026	40,000	41,500
HealthSouth Corp., 5.125%, 3/15/2023	105,000	105,263
LifePoint Hospitals, Inc., 5.5%, 12/01/2021	55,000	57,200
Quorum Health Corp., 11.625%, 4/15/2023 (n)	65,000	63,700
Tenet Healthcare Corp., 8%, 8/01/2020	190,000	195,700
Tenet Healthcare Corp., 4.5%, 4/01/2021	90,000	91,125
Tenet Healthcare Corp., 8.125%, 4/01/2022	55,000	57,063
Tenet Healthcare Corp., 6.75%, 6/15/2023	65,000	64,188
Universal Health Services, Inc., 7.625%, 8/15/2020	105,000	98,049

		$1,412,835
Medical Equipment - 0.8%
Alere, Inc., 6.375%, 7/01/2023 (n)	$73,000	$74,460
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	85,000	74,375
Hologic, Inc., 5.25%, 7/15/2022 (n)	100,000	104,750
Teleflex, Inc., 5.25%, 6/15/2024	80,000	83,200

		$336,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 2.7%
Century Aluminum Co., 7.5%, 6/01/2021 (n)	$90,000	$82,800
Commercial Metals Co., 4.875%, 5/15/2023	80,000	72,800
Consol Energy, Inc., 5.875%, 4/15/2022	155,000	129,038
Consol Energy, Inc., 8%, 4/01/2023	65,000	55,413
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	200,000	170,000
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	55,000	46,063
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	45,000	33,750
GrafTech International Co., 6.375%, 11/15/2020	100,000	66,750
Hudbay Minerals, Inc., 9.5%, 10/01/2020	85,000	72,250
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	35,000	35,831
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	50,000	50,500
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	85,000	86,063
Steel Dynamics, Inc., 5.125%, 10/01/2021	45,000	46,013
Steel Dynamics, Inc., 5.5%, 10/01/2024	45,000	45,731
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	80,000	61,200
Suncoke Energy, Inc., 7.625%, 8/01/2019	14,000	13,405
TMS International Corp., 7.625%, 10/15/2021 (n)	80,000	56,000

		$1,123,607
Midstream - 3.7%
AmeriGas Finance LLC, 6.75%, 5/20/2020	$150,000	$154,919
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	60,000	53,100
Crestwood Midstream Partners LP, 6%, 12/15/2020	95,000	90,013
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	55,000	50,188
Energy Transfer Equity LP, 7.5%, 10/15/2020	185,000	186,388
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	60,000	57,150
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	120,000	114,900
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	195,000	210,066
MPLX LP, 5.5%, 2/15/2023 (n)	155,000	154,604
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	145,000	142,100
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	100,000	96,750
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	69,000	67,275
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/2021	65,000	59,150
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/2022	35,000	28,350
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	25,000	25,141
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	50,000	48,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	$30,000	$28,800

		$1,567,394
Network & Telecom - 0.9%
Centurylink, Inc., 6.45%, 6/15/2021	$15,000	$15,300
Centurylink, Inc., 7.65%, 3/15/2042	95,000	80,750
Colombia Telecomunicaciones S.A., 8.5% to 3/30/2020, FRN to 12/29/2049 (n)	26,000	23,140
Frontier Communications Corp., 8.125%, 10/01/2018	30,000	32,325
Frontier Communications Corp., 6.25%, 9/15/2021	30,000	27,900
Frontier Communications Corp., 7.125%, 1/15/2023	55,000	48,675
Frontier Communications Corp., 11%, 9/15/2025 (n)	65,000	65,650
Frontier Communications Corp., 9%, 8/15/2031	60,000	51,525
Telecom Italia Capital, 6%, 9/30/2034	35,000	34,563

		$379,828
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/2022	$230,000	$188,600
Pacific Drilling S.A., 5.375%, 6/01/2020 (n)	60,000	18,180
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/2019 (n)	70,000	45,150

		$251,930
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$125,000	$122,656
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	110,000	107,250

		$229,906
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$200,000	$248,540

Pharmaceuticals - 1.4%
Capsugel S.A., 7%, 5/15/2019 (n)(p)	$31,000	$31,233
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/2022 (n)	135,000	139,725
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	70,000	66,063
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	25,000	22,563
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	170,000	156,400
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	55,000	48,538
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	14,000	11,900
Vantage Point Imaging, 7.5%, 7/15/2021 (n)	45,000	41,175
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	60,000	50,250

		$567,847
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$180,000	$165,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - 0.7%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$130,000	$132,600
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	55,000	57,200
TEGNA, Inc., 4.875%, 9/15/2021 (n)	45,000	45,900
TEGNA, Inc., 6.375%, 10/15/2023	60,000	64,800

		$300,500
Real Estate - Healthcare - 0.4%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$160,000	$168,000

Real Estate - Other - 0.5%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$135,000	$141,750
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	65,000	66,788

		$208,538
Retailers - 1.5%
Best Buy Co., Inc., 5.5%, 3/15/2021	$130,000	$138,775
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	77,000	69,300
Family Tree Escrow LLC, 5.75%, 3/01/2023 (n)	130,000	138,814
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	105,000	91,350
Rite Aid Corp., 9.25%, 3/15/2020	40,000	42,408
Rite Aid Corp., 6.75%, 6/15/2021	30,000	31,650
Rite Aid Corp., 6.125%, 4/01/2023 (n)	70,000	74,594
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	25,000	26,688

		$613,579
Specialty Chemicals - 0.7%
Chemtura Corp., 5.75%, 7/15/2021	$135,000	$134,325
Univar USA, Inc., 6.75%, 7/15/2023 (n)	150,000	149,250

		$283,575
Specialty Stores - 1.3%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$110,000	$112,475
Group 1 Automotive, Inc., 5%, 6/01/2022	125,000	123,750
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	85,000	89,038
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)	200,000	207,250

		$532,513
Telecommunications - Wireless - 2.8%
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	$200,000	$162,750
Sprint Capital Corp., 6.875%, 11/15/2028	105,000	77,963
Sprint Corp., 7.875%, 9/15/2023	180,000	140,400
Sprint Corp., 7.125%, 6/15/2024	125,000	93,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Sprint Corp., 7%, 8/15/2020	$20,000	$16,600
Sprint Nextel Corp., 9%, 11/15/2018 (n)	50,000	52,875
Sprint Nextel Corp., 6%, 11/15/2022	110,000	80,906
T-Mobile USA, Inc., 6.125%, 1/15/2022	10,000	10,519
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	79,875
T-Mobile USA, Inc., 6.464%, 4/28/2019	25,000	25,500
T-Mobile USA, Inc., 6.25%, 4/01/2021	140,000	145,950
T-Mobile USA, Inc., 6.633%, 4/28/2021	50,000	52,688
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	74,200
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	200,000	178,000

		$1,191,976
Telephone Services - 0.3%
Level 3 Financing, Inc., 5.375%, 1/15/2024 (n)	$25,000	$25,375
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	101,750

		$127,125
Transportation - Services - 1.1%
Jack Cooper Holdings Corp., 10.25%, 6/01/2020 (n)	$110,000	$69,300
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	117,000	96,233
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	95,000	38,238
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	18,000	10,845
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	90,000	73,800
Stena AB, 7%, 2/01/2024 (n)	200,000	170,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021	28,000	5,460

		$463,876
Utilities - Electric Power - 1.6%
Calpine Corp., 5.5%, 2/01/2024	$120,000	$121,200
Covanta Holding Corp., 7.25%, 12/01/2020	95,000	98,563
Covanta Holding Corp., 6.375%, 10/01/2022	35,000	36,050
Covanta Holding Corp., 5.875%, 3/01/2024	40,000	39,600
Dynegy, Inc., 7.375%, 11/01/2022	85,000	83,961
NRG Energy, Inc., 8.25%, 9/01/2020	95,000	98,325
NRG Energy, Inc., 6.625%, 3/15/2023	110,000	108,075
TerraForm Power Operating Co., 5.875%, 2/01/2023 (n)	87,000	75,908

		$661,682
Total Bonds (Identified Cost, $27,770,352)		$25,493,282

Common Stocks - 36.5%
Aerospace - 0.7%
United Technologies Corp.	2,627	$274,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - 0.0%
Accuride Corp. (a)	2,414	$3,911

Broadcasting - 1.1%
Time Warner, Inc.	6,222	$467,521

Brokerage & Asset Managers - 2.8%
BlackRock, Inc.	1,331	$474,275
NASDAQ, Inc.	10,986	677,946

		$1,152,221
Business Services - 1.3%
Accenture PLC, “A”	4,816	$543,823

Chemicals - 2.9%
3M Co.	2,945	$492,934
PPG Industries, Inc.	6,395	705,944

		$1,198,878
Computer Software - Systems - 0.9%
International Business Machines Corp.	2,448	$357,261

Electrical Equipment - 2.5%
Danaher Corp.	5,825	$563,569
Tyco International PLC	12,585	484,774

		$1,048,343
Electronics - 1.5%
Texas Instruments, Inc.	10,916	$622,649

Energy - Independent - 1.1%
Occidental Petroleum Corp.	5,733	$439,434

Food & Beverages - 2.1%
General Mills, Inc.	5,951	$365,034
Nestle S.A., ADR	6,808	507,673

		$872,707
Food & Drug Stores - 1.3%
CVS Health Corp.	5,607	$563,504

Insurance - 3.7%
Aon PLC	5,182	$544,732
MetLife, Inc.	7,187	324,134

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Travelers Cos., Inc.	6,196	$680,940

		$1,549,806
Machinery & Tools - 0.8%
Eaton Corp. PLC	5,026	$317,995

Major Banks - 1.6%
JPMorgan Chase & Co.	10,853	$685,910

Medical Equipment - 2.7%
Medtronic PLC	5,845	$462,632
St. Jude Medical, Inc.	2,202	167,792
Thermo Fisher Scientific, Inc.	3,437	495,787

		$1,126,211
Oil Services - 1.1%
Schlumberger Ltd.	5,920	$475,613

Other Banks & Diversified Financials - 2.5%
Citigroup, Inc.	10,812	$500,379
U.S. Bancorp	12,856	548,823

		$1,049,202
Pharmaceuticals - 2.4%
Allergan PLC (a)	542	$117,376
Johnson & Johnson	4,265	478,021
Merck & Co., Inc.	7,366	403,951

		$999,348
Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	1,700	$142,545

Telephone Services - 0.9%
Verizon Communications, Inc.	7,763	$395,447

Tobacco - 1.0%
Philip Morris International, Inc.	4,466	$438,204

Utilities - Electric Power - 1.3%
Duke Energy Corp.	6,874	$541,534
Total Common Stocks (Identified Cost, $11,578,592)		$15,266,247

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 1.0%
Issuer	Shares/Par	Value ($)
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$67,210	$67,084

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/2020	$33,429	$33,408

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/2021	$45,005	$45,028

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$43,246	$43,355

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$76,391	$76,582

Transportation - Services - 0.3%
Commercial Barge Line Co., Term Loan, 9.75%, 11/12/2020	$166,753	$144,241
Total Floating Rate Loans (Identified Cost, $423,411)		$409,698

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	235,630	$235,630
Total Investments (Identified Cost, $40,007,985)		$41,404,857

Other Assets, Less Liabilities - 0.9%		368,865
Net Assets - 100.0%		$41,773,722

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,509,611, representing 25.2% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Capsugel S.A., 7.00%, 5/15/19	$691	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	6,250	—
Total	$6,941	$—

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025	1/29/03	$229	$626
Morgan Stanley Capital I, Inc., FRN, 1.403%, 4/28/2039	7/20/04	1,660	600
Total Restricted Securities			$1,226
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	111,755	7/15/16	$127,513	$128,254	$(741)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $39,772,355)	$41,169,227
Underlying affiliated funds, at cost and value	235,630
Total investments, at value (identified cost, $40,007,985)	$41,404,857
Cash	937
Receivables for
Investments sold	153,021
Interest and dividends	472,422
Other assets	327
Total assets	$42,031,564
Liabilities
Payables for
Distributions	$21,927
Forward foreign currency exchange contracts	741
Investments purchased	149,267
Payable to affiliates
Investment adviser	3,243
Transfer agent and dividend disbursing costs	323
Payable for independent Trustees’ compensation	15,301
Accrued expenses and other liabilities	67,040
Total liabilities	$257,842
Net assets	$41,773,722
Net assets consist of
Paid-in capital	$54,799,482
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,396,269
Accumulated net realized gain (loss) on investments and foreign currency	(13,127,792)
Accumulated distributions in excess of net investment income	(1,294,237)
Net assets	$41,773,722
Shares of beneficial interest outstanding	7,084,467
Net asset value per share (net assets of $41,773,722 / 7,084,467 shares of beneficial interest outstanding)	$5.90

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$940,709
Dividends	194,198
Dividends from underlying affiliated funds	886
Foreign taxes withheld	(2,312)
Total investment income	$1,133,481
Expenses
Management fee	$177,017
Transfer agent and dividend disbursing costs	8,474
Administrative services fee	8,701
Independent Trustees’ compensation	5,106
Stock exchange fee	11,843
Custodian fee	5,889
Shareholder communications	26,496
Audit and tax fees	35,399
Legal fees	1,077
Miscellaneous	12,857
Total expenses	$292,859
Net investment income	$840,622
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(238,635)
Foreign currency	(1,000)
Net realized gain (loss) on investments and foreign currency	$(239,635)
Change in unrealized appreciation (depreciation)
Investments	$90,881
Translation of assets and liabilities in foreign currencies	(3,503)
Net unrealized gain (loss) on investments and foreign currency translation	$87,378
Net realized and unrealized gain (loss) on investments and foreign currency	$(152,257)
Change in net assets from operations	$688,365

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/16	Year ended 10/31/15
Change in net assets	(unaudited)
From operations
Net investment income	$840,622	$1,741,731
Net realized gain (loss) on investments and foreign currency	(239,635)	476,689
Net unrealized gain (loss) on investments and foreign currency translation	87,378	(2,526,202)
Change in net assets from operations	$688,365	$(307,782)
Distributions declared to shareholders
From net investment income	$(890,852)	$(2,293,310)
From tax return of capital	—	(2,331,499)
From other sources	(1,149,333)	—
Total distributions declared to shareholders	$(2,040,185)	$(4,624,809)
Change in net assets from fund share transactions	$—	$154,096
Total change in net assets	$(1,351,820)	$(4,778,495)
Net assets
At beginning of period	43,125,542	47,904,037
At end of period (including accumulated distributions in excess of net investment income of $1,294,237 and $94,674, respectively)	$41,773,722	$43,125,542

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.09		$6.78	$7.05	$6.84	$6.73	$7.23
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.28	$0.33	$0.39	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		(0.29)	0.15	0.58	0.39	(0.18)
Total from investment operations	$0.10		$(0.04)	$0.43	$0.91	$0.78	$0.22
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.32)	$(0.42)	$(0.39)	$(0.41)	$(0.42)
From tax return of capital	—		(0.33)	(0.28)	(0.31)	(0.26)	(0.30)
From other sources	(0.16)		—	—	—	—	—
Total distributions declared to shareholders	$(0.29)		$(0.65)	$(0.70)	$(0.70)	$(0.67)	$(0.72)
Net asset value, end of period (x)	$5.90		$6.09	$6.78	$7.05	$6.84	$6.73
Market value, end of period	$5.39		$5.53	$7.59	$7.29	$7.46	$6.86
Total return at market value (%)	2.95	(n)	(19.11)	14.73	7.94	19.99	(4.67)
Total return at net asset value (%) (j)(r)(s)(x)	2.33	(n)	(0.28)	5.97	13.85	12.15	2.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.41	1.35	1.39	1.49	1.42
Expenses after expense reductions (f)	N/A		N/A	1.35	1.39	1.45	1.39
Net investment income	4.16	(a)	3.80	4.05	4.73	5.73	5.65
Portfolio turnover	9	(n)	29	39	40	49	53
Net assets at end of period (000 omitted)	$41,774		$43,126	$47,904	$49,402	$47,596	$46,438

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the

Notes to Financial Statements (unaudited) – continued

industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,266,247	$—	$—	$15,266,247
Non-U.S. Sovereign Debt	—	261,573	—	261,573
U.S. Corporate Bonds	—	21,086,647	—	21,086,647
Commercial Mortgage-Backed Securities	—	20,510	—	20,510
Foreign Bonds	—	4,073,773	50,779	4,124,552
Floating Rate Loans	—	409,698	—	409,698
Mutual Funds	235,630	—	—	235,630
Total Investments	$15,501,877	$25,852,201	$50,779	$41,404,857

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(741)	$—	$(741)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$126,426
Change in unrealized appreciation (depreciation)	(75,647)
Balance as of 4/30/16	$50,779

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2016 is $(75,647). At April 30, 2016, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct

Notes to Financial Statements (unaudited) – continued

investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$(741)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(838)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(3,685)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended April 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.

For the six months ended April 30, 2016, the amount of distributions estimated to be a tax return of capital was approximately $1,149,333. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains) (a)	$2,293,310
Tax return of capital (b)	2,331,499
Total distributions	$4,624,809

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2015 is $429,365 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$40,139,866
Gross appreciation	4,307,631
Gross depreciation	(3,042,640)
Net unrealized appreciation (depreciation)	$1,264,991

As of 10/31/15
Capital loss carryforwards	(12,774,471)
Other temporary differences	(91,774)
Net unrealized appreciation (depreciation)	1,192,305

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/16	$(7,973,233)
10/31/17	(4,711,246)
10/31/18	(89,992)
Total	$(12,774,471)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2016. For the six months ended April 30, 2016, the fund’s average daily net assets and gross income did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2016, these fees paid to MFSC amounted to $1,462.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0431% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $837 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $13,983 at April 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $55 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $13,444.

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $3,773,017 and $4,974,250, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2016 and the year ended October 31, 2015, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	22,585	$154,096

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $84 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	251,394	3,240,725	(3,256,489)	235,630

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$886	$235,630

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $280,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2016, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended April 30, 2016. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2015 and the financial highlights for each of the five years in the period ended October 31, 2015, and in our report dated December 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2016

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Special Value Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/15-11/30/15	0	N/A	0	707,521
12/01/15-12/31/15	0	N/A	0	707,521
1/01/16-1/31/16	0	N/A	0	707,521
2/01/16-2/28/16	0	N/A	0	707,521
3/01/16-3/31/16	0	N/A	0	708,446
4/01/16-4/30/16	0	N/A	0	708,446
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2016 plan year is 708,446.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.